Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

SHARES	CONVERTIBLE PREFERRED (Restricted)(a)(b) - 1.0% of Net Assets	VALUE
	Biotechnology – 0.9%
294,259	Oculis SA, Series B2, 6.00% (c)	$3,130,916
79,934	Oculis SA, Series C, 6.00% (c)	850,498
2,538,462	Rainier Therapeutics, Inc. Series A, 6.00%	254
1,470,588	Rainier Therapeutics, Inc. Series B, 6.00%	241,470
3,596,396	Rallybio Holdings, LLC Series B	5,000,069
		9,223,207
	Health Care Equipment & Supplies – 0.1%
183,549	IO Light Holdings, Inc. Series A2	634,144
	TOTAL CONVERTIBLE PREFERRED (Cost $11,716,042)	9,857,351

PRINCIPAL AMOUNT	NON-CONVERTIBLE NOTES - 15.4% of Net Assets
	Biotechnology – 3.4%
$3,245,000	AbbVie, Inc., 3.20% due 05/14/26	3,520,359
5,303,000	AbbVie, Inc., 4.25% due 11/14/28	6,145,931
10,000,000	Amgen, Inc., 3.63% due 05/15/22	10,180,720
2,200,000	Amgen, Inc., 3.20% due 11/02/27	2,403,444
840,000	Biogen, Inc., 3.63% due 09/15/22	872,645
10,000,000	Gilead Sciences, Inc., 2.95% due 03/01/27	10,781,033
		33,904,132
	Health Care Equipment & Supplies – 1.8%
2,100,000	Abbott Laboratories, 3.40% due 11/30/23	2,241,995
2,413,000	Becton, Dickinson and Co., 3.70% due 06/06/27	2,682,609
1,558,000	Medtronic, plc., 3.50% due 03/15/25	1,711,066
3,500,000	Stryker Corp., 3.65% due 03/07/28	3,933,583
6,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	6,625,003
		17,194,256
	Health Care Providers & Services – 5.7%
10,500,000	Anthem, Inc., 3.50% due 08/15/24	11,310,402
2,975,000	Anthem, Inc., 4.10% due 03/01/28	3,402,774
2,325,000	Anthem, Inc., 4.65% due 08/15/44	2,912,102
2,100,000	Cigna Corp., 3.50% due 06/15/24	2,251,725
1,504,000	Cigna Corp., 4.38% due 10/15/28	1,750,656
8,250,000	Cigna Corp., 6.13% due 11/15/41	11,800,222
286,000	CVS Health Corp., 3.70% due 03/09/23	301,168
2,031,000	CVS Health Corp., 4.30% due 03/25/28	2,335,238
2,100,000	CVS Health Corp., 4.78% due 03/25/38	2,579,586
3,700,000	CVS Health Corp., 5.05% due 03/25/48	4,807,317
2,750,000	Tenet Healthcare Corp., 4.63% due 07/15/24	2,790,425

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

PRINCIPAL AMOUNT	Health Care Providers & Services – continued	VALUE
$2,100,000	UnitedHealth Group, Inc., 2.88% due 12/15/21	$2,125,926
1,460,000	UnitedHealth Group, Inc., 3.85% due 06/15/28	1,679,477
4,970,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	5,718,075
		55,765,093
	Healthcare Services – 0.2%
2,100,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	2,272,315
	Life Sciences Tools & Services – 0.2%
2,100,000	Thermo Fisher Scientific, Inc., 3.20% due 08/15/27	2,294,307
	Pharmaceuticals – 4.1%
4,750,000	AstraZeneca plc, 6.45% due 09/15/37 (c)	7,133,543
7,500,000	Bristol-Myers Squibb Co., 3.20% due 06/15/26	8,235,461
2,100,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29	2,352,131
2,200,000	Johnson & Johnson, 2.90% due 01/15/28	2,405,812
4,200,000	Merck & Co., Inc., 2.80% due 05/18/23	4,396,316
2,100,000	Merck & Co., Inc., 2.75% due 02/10/25	2,237,919
4,000,000	Merck & Co., Inc., 3.40% due 03/07/29	4,486,720
8,100,000	Pfizer, Inc., 3.45% due 03/15/29	9,119,516
		40,367,418
	TOTAL NON-CONVERTIBLE NOTES (Cost $138,070,278)	151,797,521

SHARES	COMMON STOCKS - 100.7% of Net Assets
	Biotechnology – 14.0%
366,775	AbbVie, Inc.	41,313,536
35,125	Alexion Pharmaceuticals, Inc. (b)	6,452,814
72,998	Amgen, Inc.	17,793,263
123,052	Atreca, Inc. (b)(d)	1,048,403
24,992	Biogen, Inc. (b)(e)	8,653,980
42,972	Exact Sciences Corp. (b)	5,341,849
84,894	Exelixis, Inc. (b)	1,546,769
364,646	Galera Therapeutics, Inc. (b)	3,584,470
194,532	Gilead Sciences, Inc.	13,395,474
43,738	I-Mab ADR (b)	3,671,805
31,649	Incyte Corp. (b)	2,662,630
25,000	Intercept Pharmaceuticals, Inc. (b)	499,250
77,000	Iovance Biotherapeutics, Inc. (b)	2,003,540
34,093	Nektar Therapeutics (b)	585,036
18,174	Regeneron Pharmaceuticals, Inc. (b)(e)	10,150,906
21,700	REGENXBIO, Inc. (b)	843,045
32,000	Sarepta Therapeutics, Inc. (b)	2,487,680
35,235	United Therapeutics Corp. (b)(e)	6,321,511

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
50,981	Vertex Pharmaceuticals, Inc. (b)(e)	$10,279,299
		138,635,260
	Health Care Equipment & Supplies – 19.1%
403,272	Abbott Laboratories (e)	46,751,323
38,207	Becton, Dickinson and Co.	9,291,560
191,308	DENTSPLY Sirona, Inc. (e)	12,102,144
33,012	DexCom, Inc. (b)(e)	14,096,124
159,758	Edwards Lifesciences Corp. (b)(e)	16,546,136
17,402	Hologic, Inc. (b)	1,161,061
14,106	IDEXX Laboratories, Inc. (b)	8,908,644
310,692	Medtronic plc (e)	38,566,198
16,669	STERIS plc	3,438,815
85,667	Stryker Corp. (e)	22,250,290
1,600	Teleflex, Inc.	642,864
95,597	Zimmer Biomet Holdings, Inc. (e)	15,373,910
		189,129,069
	Health Care Providers & Services – 22.7%
20,815	1Life Healthcare, Inc. (b)	688,144
36,405	Addus HomeCare Corp. (b)	3,175,972
29,364	Amedisys, Inc. (b)(e)	7,192,125
65,596	Anthem, Inc. (e)	25,044,553
33,523	Charles River Laboratories International, Inc. (b)(e)	12,400,828
121,708	Cigna Corp. (e)	28,853,316
92,835	Community Health Systems, Inc. (b)	1,433,372
117,271	CVS Health Corp.	9,785,092
19,912	Five Star Senior Living, Inc. (b)	114,693
60,963	HCA Healthcare, Inc. (e)	12,603,491
35,549	Humana, Inc. (e)	15,738,253
35,509	Molina Healthcare, Inc. (b)(e)	8,985,908
117,522	Owens & Minor, Inc.	4,974,706
132,254	R1 RCM, Inc. (b)	2,941,329
209,254	UnitedHealth Group, Inc. (e)	83,793,672
41,066	Universal Health Services, Inc.	6,013,294
		223,738,748
	Healthcare Services – 1.6%
67,290	Centene Corp. (b)	4,907,460
39,765	Laboratory Corporation of America Holdings (b)(e)	10,969,175
		15,876,635
	Life Sciences Tools & Services – 8.3%
39,625	Agilent Technologies, Inc.	5,856,971
7,600	Bio-Techne Corp.	3,421,976
26,088	Illumina, Inc. (b)(e)	12,345,103
6,650	Mettler-Toledo International, Inc. (b)	9,212,511
18,335	PerkinElmer, Inc.	2,831,107

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES	Life Sciences Tools & Services – continued	VALUE
25,068	PRA Health Sciences, Inc. (b)	$4,141,484
70,218	Thermo Fisher Scientific, Inc. (e)	35,422,874
26,201	Waters Corp. (b)(e)	9,055,328
		82,287,354
	Medical Devices and Diagnostics – 6.5%
6,886	Align Technology, Inc. (b)	4,207,346
143,612	Boston Scientific Corp. (b)	6,140,849
102,691	Danaher Corp. (e)	27,558,157
13,277	Intuitive Surgical, Inc. (b)	12,210,060
57,887	ResMed, Inc.	14,270,303
		64,386,715
	Pharmaceuticals – 22.2%
410,575	Assertio Holdings, Inc. (b)(d)	640,497
83,400	AstraZeneca plc ADR (e)	4,995,660
368,537	Bristol-Myers Squibb Co.	24,625,642
80,025	Catalent, Inc. (b)	8,652,303
153,553	Eli Lilly & Co. (e)	35,243,484
180,231	Horizon Therapeutics plc (b)(e)	16,876,831
26,187	IQVIA Holdings, Inc. (b)	6,345,634
361,548	Johnson & Johnson	59,561,417
77,674	McKesson Corp.	14,854,376
356,818	Merck & Co., Inc.	27,749,736
35,681	Organon & Co. (b)	1,079,707
28,292	Perrigo Co. plc	1,297,188
266,910	Pfizer, Inc.	10,452,196
225,704	Teva Pharmaceutical Industries Ltd. ADR (b)	2,234,470
25,361	Zoetis, Inc.	4,726,276
		219,335,417
	Real Estate Investment Trusts – 6.3%
293,879	Diversified Healthcare Trust	1,228,414
31,668	Global Medical REIT, Inc.	467,420
11,370	Healthcare Realty Trust, Inc.	343,374
13,749	Healthcare Trust of America, Inc.	367,098
66,791	Healthpeak Properties, Inc.	2,223,472
135,390	LTC Properties, Inc.	5,197,622
266,557	Medical Properties Trust, Inc.	5,357,796
5,596	National Health Investors, Inc.	375,212
160,373	New Senior Investment Group, Inc.	1,408,075
235,358	Omega Healthcare Investors, Inc.	8,541,142
326,992	Physicians Realty Trust	6,039,542
419,879	Sabra Health Care REIT, Inc.	7,641,798
3,075	Universal Health Realty Income Trust	189,266
156,416	Ventas, Inc.	8,931,354

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES	Real Estate Investment Trusts – continued	VALUE
161,599	Welltower, Inc.	$13,428,877
		61,740,462
	TOTAL COMMON STOCKS (Cost $803,482,836)	995,129,660
	EXCHANGE TRADED FUND (d)(e)- 1.2% of Net Assets
92,081	Health Care Select Sector SPDR Fund	11,597,602
	TOTAL EXCHANGE TRADED FUND (Cost $10,950,861)	11,597,602

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENT - 5.4% of Net Assets
$42,897,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $42,897,000, 0.00%, dated 06/30/21, due 07/01/21 (collateralized by U.S. Treasury Note 1.25%, due 6/30/28, market value $43,755,030)	42,897,000

SHARES
10,577,615	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03% (f)	10,577,615
	TOTAL SHORT-TERM INVESTMENT (Cost $53,474,615)	53,474,615

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	OPTION CONTRACTS WRITTEN - (0.1)% of Net Assets	VALUE
	Call Option Contracts Written - (0.1)%
401/(4,531,300)	Abbott Laboratories Jul21 113 Call	(134,335)
28/(700,000)	Amedisys, Inc. Jul21 250 Call	(12,040)
97/(3,734,500)	Anthem, Inc. Jun21 385 Call	(36,860)
834/(5,004,000)	AstraZeneca plc Jul21 60 Call	(66,720)
35/(1,312,500)	Biogen, Inc. Jul21 375 Call	(8,925)
132/(5,016,000)	Charles River Laboratories International, Inc. Jul21 380 Call	(36,960)
120/(2,850,000)	Cigna Corp. Jul21 237.5 Call	(46,200)
55/(1,540,000)	Danaher Corp. Jul21 280 Call	(4,675)
94/(611,000)	DENTSPLY Sirona, Inc. Jun21 67.5 Call	(5,170)
32/(1,408,000)	DexCom, Inc. Jul21 440 Call	(15,520)
158/(1,738,000)	Edwards Lifesciences Corp. Jul21 110 Call	(3,950)
152/(3,382,000)	Eli Lilly & Co. Jul21 222.5 Call	(137,560)
60/(1,260,000)	HCA Healthcare, Inc. Jun21 220 Call	(17,280)
137/(1,726,200)	Health Care Select Sector SPDR Fund Jul21 126 Call	(17,947)
176/(1,760,000)	Horizon Therapeutics plc Jul21 100 Call	(14,080)
35/(1,575,000)	Humana, Inc. Jul21 450 Call	(14,525)
37/(1,776,000)	Illumina, Inc. Jul21 480 Call	(27,010)
39/(1,053,000)	Laboratory Corporation of America Holdings Jul21 270 Call	(35,100)
309/(3,924,300)	Medtronic plc Jul21 127 Call	(17,304)

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)	Call Option Contracts Written - continued	VALUE
34/(884,000)	Molina Healthcare, Inc. Jul21 260 Call	$(14,280)
11/(588,500)	Regeneron Pharmaceuticals, Inc. Jul21 535 Call	(30,580)
83/(2,241,000)	Stryker Corp. Jul21 270 Call	(4,150)
25/(1,250,000)	Thermo Fisher Scientific, Inc. Jul21 500 Call	(27,325)
34/(629,000)	United Therapeutics Corp. Jul21 185 Call	(7,140)
208/(8,320,000)	UnitedHealth Group, Inc. Jul21 400 Call	(175,760)
50/(950,000)	Vertex Pharmaceuticals, Inc. Jul21 190 Call	(63,600)
38/(1,330,000)	Waters Corp. Jul21 350 Call	(13,870)
93/(1,581,000)	Zimmer Biomet Holdings, Inc. Jul21 170 Call	(2,976)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $(709,018))	(991,842)
	TOTAL INVESTMENTS - 123.6% (Cost $1,016,985,614)	1,220,864,907
	OTHER LIABILITIES IN EXCESS OF ASSETS - (23.6)%	(232,886,255)
	NET ASSETS - 100%	$987,978,652

(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Foreign security.
(d)	All or a portion of this security is on loan as of June 30, 2021.
(e)	A portion of security is pledged as collateral for call options written.
(f)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of June 30, 2021.
ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last bid price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2021, the cost of securities for Federal income tax purposes was $1,018,280,209. The net unrealized gain on securities held by the Fund was $202,584,698, including gross unrealized gain of $240,072,404 and gross unrealized loss of $37,487,706.

Securities lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(Unaudited continued)

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of June 30, 2021, the Fund loaned securities valued at $10,306,358 and received $10,577,615 of cash collateral.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended June 30, 2021, there were no transfers between levels.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(Unaudited continued)

The following is a summary of the levels used as of June 30, 2021 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred
Biotechnology	$-	$-	$9,223,207	$9,223,207
Health Care Equipment & Supplies	-	-	634,144	634,144
Non-convertible Notes
Biotechnology	-	33,904,132	-	33,904,132
Health Care Equipment & Supplies	-	17,194,256	-	17,194,256
Health Care Providers & Services	-	55,765,093	-	55,765,093
Healthcare Services	-	2,272,315	-	2,272,315
Life Sciences Tools & Services	-	2,294,307	-	2,294,307
Pharmaceuticals	-	40,367,418	-	40,367,418
Common Stocks
Biotechnology	138,635,260	-	-	138,635,260
Health Care Equipment & Supplies	189,129,069	-	-	189,129,069
Health Care Providers & Services	223,738,748	-	-	223,738,748
Healthcare Services	15,876,635	-	-	15,876,635
Life Sciences Tools & Services	82,287,354	-	-	82,287,354
Medical Devices and Diagnostics	64,386,715	-	-	64,386,715
Pharmaceuticals	219,335,417	-	-	219,335,417
Real Estate Investment Trusts	61,740,462	-	-	61,740,462
Exchange Traded Fund	11,597,602	-	-	11,597,602
Short-term Investment	10,577,615	42,897,000	-	53,474,615
Other Assets	-	-	182,222	182,222
Total	$1,017,304,877	$194,694,521	$10,039,573	$1,222,038,971
Other Financial Instruments
Liabilities
Option Contracts Written	$(991,842)	$-	$-	$(991,842)
Total	$(991,842)	$-	$-	$(991,842)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2020	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of June 30, 2021
Convertible Preferred and Warrants
Biotechnology	$11,757,099	$18,096,039	$3,329,150	$(23,959,081)	$-	$9,223,207
Health Care Equipment & Supplies	629,223	4,921	-		-	634,144
Convertible Notes
Biotechnology	649,617	(430,334)	-	(219,283)	-	-
Common Stock and Warrants
Biotechnology	18,426	(10,237)	-	(8,189)	-	-
Other Assets	-	-	182,222	-		182,222
Total	$13,054,365	$17,660,389	$3,511,372	$(24,186,553)	$-	$10,039,573

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021	$899,914

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(Unaudited continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2021	Valuation Technique	Unobservable Input	Range (Weighted Average)
Convertible Preferred	$14,665	Probability adjusted value	Probability of events Timing of events	50.00% (50.00%) 0.25 (0.25) years
	9,223,207	Market approach,	(a)	N/A
	619,479	Recent transaction	(b)	N/A
Other Assets	182,222	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 0.25 (0.25) years
	$10,039,573

(a)	There is no quantitative information to provide as this method of measure is investment specific.

(b)	The valuation technique used as a basis to approximate fair value of these investments is based on subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 1% of the Fund’s Managed Assets at June 30, 2021.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2021. The Fund on its own does not have the right to demand that such securities be registered.

Tekla Healthcare Opportunities Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(Unaudited continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	$628,047	$3.45		$634,144
Oculis SA
Series B2, Cvt. Pfd	01/16/19		2,477,246	10.64		3,130,916
Series C, Cvt. Pfd	4/21/21		850,498	10.64		850,498
Rainier Therapeutics, Inc.
Series A, Cvt. Pfd	01/19/16, 10/24/16		1,651,433	0.00	††	254
Series B, Cvt. Pfd	03/03/17		1,100,200	0.16		241,470
Rallybio Holdings, LLC
Series B Cvt. Pfd	03/27/20		5,008,618	1.39		5,000,069
			$11,716,042			$9,857,351

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01